                                             [LOGO] LINCOLN
                                                    -------
                                                    FINANCIAL GROUP(R)
                                                    DELAWARE LINCOLN
                                                    INVESTMENT ADVISERS





                                             Money Market Fund





                                             LINCOLN NATIONAL
                                             MONEY MARKET FUND, INC.
                                             Annual Report
                                             December 31, 2001

LINCOLN NATIONAL MONEY MARKET FUND, INC.

INDEX

     COMMENTARY

     STATEMENT OF NET ASSETS

     STATEMENT OF ASSETS AND LIABILITIES

     STATEMENT OF OPERATIONS

     STATEMENTS OF CHANGES IN NET ASSETS

     FINANCIAL HIGHLIGHTS

     NOTES TO FINANCIAL STATEMENTS

     REPORT OF ERNST & YOUNG LLP, INDEPENDENT AUDITORS

LINCOLN NATIONAL
MONEY MARKET FUND, INC.
ANNUAL PORTFOLIO COMMENTARY
FOR THE YEAR ENDED DECEMBER 31, 2001

Managed by:           [LINCOLN FINANCIAL GROUP LOGO]

The Fund had a return of 4.1% for the fiscal year ended December 31, 2001, while its benchmark, the Salomon Smith Barney 90 Day T-Bill Index*, returned 4.1%. The Fund's yield came down during the year in response to the Fed's aggressive lowering of interest rates.

Subdued inflation allowed the Federal Reserve to reduce short-term interest rates eleven times in 2001, a total of 4.75 percent, to keep the economy from entering a protracted recession. The Federal Reserve aggressively lowered short-term interest rates this year in response to declines in business investment, falling stock prices, and low consumer confidence.

The National Bureau of Economic Research announced on November 26 that the longest U.S. economic expansion ended in March and the economy was in recession. Consumer confidence was already falling before the attacks on the World Trade Center and the Pentagon. The confidence index fell to 97 in September from 114 in August and dropped another 12 points in October. It declined to 84.9 in November, the lowest level in 7 1/2 years. Confidence is important because it's tied to spending, which accounts for two-thirds of the economy. Rising joblessness continued to threaten people's financial security. The unemployment rate rose to 5.8 percent in December, the highest level in more than 6 1/2 years. Following its 50 basis point rate reduction on October 2, the Federal Reserve reported, "The terrorist attacks have significantly heightened uncertainty in an economy that was already weak." The Fed dropped short-term interest rates 50 basis points in November and 25 basis points in December pushing the Fed Funds target down to 1.75 percent at year-end.

JIL SCHOEFF LINDHOLM

Results represent past performance and should not be considered representative of future results.

Source of comparison data: Federal Reserve statistical release

* Salomon Smith Barney 90 Day T-Bill Index - Measures the return on short-term securities. An investor cannot directly invest in the above index, which is unmanaged.

                              MONEY MARKET FUND 1

LINCOLN NATIONAL
MONEY MARKET FUND, INC.
STATEMENT OF NET ASSETS
December 31, 2001

MONEY MARKET                              PRINCIPAL    MARKET
INSTRUMENTS - 94.62%                      AMOUNT       VALUE

------------------------------------------------------------------------
AUTOMOBILES & AUTOMOTIVE PARTS - 2.70%
------------------------------------------------------------------------
     Volkswagen
      1.75% 1/2/02                        $11,600,000  $      11,599,436
------------------------------------------------------------------------
BANKING, FINANCE & INSURANCE - 62.50%
------------------------------------------------------------------------
     Abb Treasury Center USA
      1.898% 5/13/02                       15,000,000         14,896,600
     American Express Centurion
      1.921% 12/12/02                      15,000,000         15,000,000
     Amstel Funding
      2.047% 1/31/02                        8,000,000          7,986,400
      2.114% 3/25/02                       10,000,000          9,951,583
     Aquinas Funding
      1.803% 1/18/02                        6,000,000          5,994,900
     Corporate Asset Funding
      2.23% 2/8/02                         15,300,000         15,263,986
     Credit Suisse First Boston
      2.348% 4/11/02                        3,300,000          3,278,733
     Equitable Life Assurance Society
      1.983% 3/20/02                       13,000,000         13,000,000
     General Electric Capital
      2.302% 3/13/02                       13,000,000         12,941,543
      2.806% 1/15/02                        5,000,000          4,994,594
     Goldman Sachs
      2.196% 2/11/02                       12,500,000         12,502,827
      2.464% 2/19/02                        5,500,000          5,481,734
     Harris Trust & Savings Bank
      4.25% 4/23/02                        10,000,000          9,999,851
     International Lease Finance
      2.339% 2/20/02                       12,700,000         12,659,078
      2.492% 2/4/02                         3,000,000          2,993,002
     JP Morgan Chase
      1.82% 4/3/02                          4,300,000          4,280,000
      2.091% 1/30/02                        8,000,000          7,986,596
     Key Bank National
      2.014% 11/7/02                       15,000,000         14,996,174
     Mercantile Safe Deposit & Trust
      2.00% 5/29/02                        10,000,000         10,000,000
     Merrill Lynch
      2.086% 12/16/02                      15,000,000         15,000,000
     Moat Funding
      1.896% 5/28/02                        5,000,000          4,961,617
      2.415% 1/8/02                         8,800,000          8,795,893
     Salomon Smith Barney Holdings
      1.803% 1/14/02                       15,000,000         14,990,250
     Stellar Funding
      1.87% 2/28/02                         4,000,000          3,987,949
     UBS Finance
      3.394% 1/17/02                        8,300,000          8,287,642
     Verizon Global Fundings
      2.513% 4/2/02                        10,000,000          9,937,311
     Wells Fargo
      1.758% 3/11/02                        7,000,000          6,976,521
      1.76% 2/28/02                        11,800,000         11,766,540
------------------------------------------------------------------------
                                                             268,911,324
CABLE, MEDIA & PUBLISHING - 2.74%
------------------------------------------------------------------------
     Washington Post
      1.99% 2/15/02                         9,000,000          8,977,725
      2.471% 1/24/02                        2,800,000          2,795,617
------------------------------------------------------------------------
                                                              11,773,342
                                          PRINCIPAL    MARKET
CONSUMER PRODUCTS - 3.46%                 AMOUNT       VALUE

------------------------------------------------------------------------
     Gillette
      1.918% 5/15/02                      $15,000,000  $      14,893,917
------------------------------------------------------------------------
ELECTRONICS & ELECTRICAL EQUIPMENT - 3.47%
------------------------------------------------------------------------
     Hubbell
      1.859% 3/7/02                        15,000,000         14,949,896
------------------------------------------------------------------------
ENERGY - 2.62%
------------------------------------------------------------------------
     Olympic Pipe Line
      2.00% 6/14/02                        11,250,000         11,250,000
------------------------------------------------------------------------
HEALTHCARE & PHARMACEUTICALS - 5.41%
------------------------------------------------------------------------
     Becton Dickinson
      2.091% 4/25/02                       14,000,000         13,908,790
      2.428% 3/11/02                        2,849,000          2,835,895
     Henkel
      3.456% 2/7/02                         6,600,000          6,576,937
------------------------------------------------------------------------
                                                              23,321,622
INDUSTRIAL MACHINERY - 3.02%
------------------------------------------------------------------------
     Caterpillar
      2.194% 3/1/02                        13,000,000         13,000,000
------------------------------------------------------------------------
MISCELLANEOUS - 2.79%
------------------------------------------------------------------------
     Leland Stanford Jr. University
      1.888% 1/30/02                       12,000,000         11,981,827
------------------------------------------------------------------------
TELECOMMUNICATIONS - 1.28%
------------------------------------------------------------------------
     BellSouth
      2.265% 2/4/02                         5,500,000          5,488,313
------------------------------------------------------------------------
TREASURY OBLIGATION BILLS - 2.31%
------------------------------------------------------------------------
     U.S.Treasury Bill
      1.929% 5/16/02                       10,000,000          9,928,375
------------------------------------------------------------------------
UTILITIES - 2.32%
------------------------------------------------------------------------
     Schlumberger Technology
      1.80% 3/20/02                         5,000,000          4,980,500
     Wisconsin Gas
      1.853% 1/25/02                        5,000,000          4,993,833
------------------------------------------------------------------------
                                                               9,974,333
TOTAL MONEY MARKET INSTRUMENTS
 (Cost $407,072,385)                                         407,072,385
------------------------------------------------------------------------
TOTAL MARKET VALUE OF SECURITIES - 94.62%
 (Cost $407,072,385)                                         407,072,385
------------------------------------------------------------------------
Receivables and Other Assets Net of
  Liabilities - 5.38%                                         23,132,703
------------------------------------------------------------------------
NET ASSETS - 100.00%
------------------------------------------------------------------------
  (Equivalent)to $10.003 per share based
                                      on
43,008,254 shares issued and outstanding
                                                       $     430,205,088
------------------------------------------------------------------------
COMPONENTS OF NET ASSETS AT DECEMBER 31, 2001:
     Common Stock, par value $.01 per
      share, 50,000,000 authorized
      shares                                           $         430,083
     Paid in capital in excess of par
      value of shares issued                                 429,652,452
     Undistributed net investment income                         122,553
------------------------------------------------------------------------
TOTAL NET ASSETS                                       $     430,205,088
------------------------------------------------------------------------

See accompanying notes to financial statements.

                              MONEY MARKET FUND 2

LINCOLN NATIONAL MONEY MARKET FUND, INC.
STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 2001

ASSETS:
 Investments at market (cost
 $407,072,385)                       $407,072,385
 Cash                                     93,286
 Dividends and interest receivable       459,784
 Subscriptions receivable             24,243,415
 Due from the Advisor                    122,553
                                     -----------

  Total assets                                    $431,991,423
                                                  -----------

LIABILITIES:
 Liquidations payable                  1,577,899
 Other accounts payable and accrued
 expenses                                208,436
                                     -----------

  Total liabilities                                 1,786,335
                                                  -----------
TOTAL NET ASSETS                                               $430,205,088
                                                               ============

See accompanying notes to financial statements.

                              MONEY MARKET FUND 3

LINCOLN NATIONAL MONEY MARKET FUND, INC.
STATEMENT OF OPERATIONS
YEAR ENDED DECEMBER 31, 2001

INVESTMENT INCOME:
 Interest                                           $13,561,379
---------------------------------------------------------------
  TOTAL INVESTMENT INCOME                            13,561,379
---------------------------------------------------------------

EXPENSES:
 Management fees                                      1,428,840
---------------------------------------------------------------
 Accounting fees                                        146,294
---------------------------------------------------------------
 Printing and postage                                    72,326
---------------------------------------------------------------
 Custody fees                                            16,704
---------------------------------------------------------------
 Professional fees                                       13,837
---------------------------------------------------------------
 Directors fees                                           3,850
---------------------------------------------------------------
 Other                                                   32,585
---------------------------------------------------------------
                                                      1,714,436
---------------------------------------------------------------
Less:
---------------------------------------------------------------
 Expenses paid indirectly                                (5,543)
---------------------------------------------------------------
 Reimbursement from the Advisor                        (154,660)
---------------------------------------------------------------
  TOTAL EXPENSES                                      1,554,233
---------------------------------------------------------------
NET INVESTMENT INCOME                                12,007,146
---------------------------------------------------------------
NET REALIZED GAIN ON INVESTMENTS                         54,567
---------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING FROM
OPERATIONS                                          $12,061,713
---------------------------------------------------------------

STATEMENTS OF CHANGES IN NET ASSETS

                                          YEAR ENDED          YEAR ENDED
                                          12/31/01            12/31/00
                                          --------------------------------------
Changes from operations:
 Net investment income                    $       12,007,146  $       12,591,472
--------------------------------------------------------------------------------
 Net realized gain on investments                     54,567               3,231
--------------------------------------------------------------------------------
 Net increase in net assets resulting
 from operations                                  12,061,713          12,594,703
--------------------------------------------------------------------------------
Dividends and distributions to
shareholders from:
 Net investment income                           (11,939,160)        (12,594,703)
--------------------------------------------------------------------------------
  TOTAL DIVIDENDS AND DISTRIBUTIONS TO
  SHAREHOLDERS                                   (11,939,160)        (12,594,703)
--------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS
RESULTING FROM CAPITAL SHARE
TRANSACTIONS                                     176,985,098          18,421,424
--------------------------------------------------------------------------------
 TOTAL INCREASE IN NET ASSETS                    177,107,651          18,421,424
--------------------------------------------------------------------------------
Net Assets, beginning of period                  253,097,437         234,676,013
--------------------------------------------------------------------------------
NET ASSETS, END OF PERIOD                 $      430,205,088  $      253,097,437
--------------------------------------------------------------------------------

See accompanying notes to financial statements.

                              MONEY MARKET FUND 4

LINCOLN NATIONAL MONEY MARKET FUND, INC.
FINANCIAL HIGHLIGHTS
(SELECTED DATA FOR EACH CAPITAL SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                           YEAR ENDED DECEMBER 31,
                           2001      2000      1999      1998      1997
                           -----------------------------------------------
Net asset value,
  beginning of period      $ 10.000  $ 10.000  $ 10.000  $ 10.000  $10.000

Income from investment
  operations:
 Net investment income        0.397     0.590     0.468     0.497    0.501
                           -----------------------------------------------
 Total from investment
   operations                 0.397     0.590     0.468     0.497    0.501
                           -----------------------------------------------

Less dividends and
  distributions from:
 Net investment income       (0.394)   (0.590)   (0.468)   (0.497)  (0.501)
                           -----------------------------------------------
Total dividends and
  distributions              (0.394)   (0.590)   (0.468)   (0.497)  (0.501)
                           -----------------------------------------------
Net asset value, end of
  period                   $ 10.003  $ 10.000  $ 10.000  $ 10.000  $10.000
                           -----------------------------------------------

Total Return(1)                4.06%     6.06%     4.74%     5.12%    5.14%

Ratios and supplemental
  data:
 Ratio of expenses to
   average net assets          0.54%     0.58%     0.59%     0.58%    0.59%
 Ratio of net investment
   income to average net
   assets                      3.75%     5.91%     4.68%     4.97%    5.01%
 Net assets, end of
   period (000 omitted)    $430,205  $253,097  $234,676  $137,062  $89,227

(1) Total return percentages in this table are calculated on the basis prescribed by the Securities and Exchange Commission. These percentages are based on the underlying mutual fund shares. The total return percentages in the table are NOT calculated on the same basis as the performance percentages in the letter at the front of this booklet (those percentages are based upon the change in unit value).

See accompanying notes to financial statements.

                              MONEY MARKET FUND 5

LINCOLN NATIONAL MONEY MARKET FUND, INC.
NOTES TO FINANCIAL STATEMENT
DECEMBER 31, 2001

THE FUND: Lincoln National Money Market Fund, Inc. (the "Fund") is registered as an open-end, diversified management company under the Investment Company Act of 1940, as amended. The Fund's shares are sold only to The Lincoln National Life Insurance Company and The Lincoln Life & Annuity Company of New York (the "Companies") for allocation to their variable annuity products and variable universal life products.

The Fund's investment objective is to maximize current income consistent with the preservation of capital. The Fund invests in short-term obligations issued by U.S. corporations, the U.S. Government, and federally chartered banks and U.S. branches of foreign banks.

1. SIGNIFICANT ACCOUNTING POLICIES

SECURITY VALUATION: Securities are valued at amortized cost, which approximates market value.

INVESTMENT TRANSACTIONS AND INVESTMENT INCOME: Investment transactions are accounted for on the trade date. Interest income is recorded on the accrual basis and includes amortization of any premium and discount. Realized gains or losses from investment transactions are reported on an identified cost basis.

EXPENSES: The custodian bank of the Fund has agreed to waive its custodial fees when the Fund maintains a prescribed amount of cash on deposit in certain non-interest bearing accounts. For the year ended December 31, 2001, the custodial fees offset arrangements amounted to $5,543.

TAXES: The Fund has complied with the special provisions of the Internal Revenue Code for regulated investment companies. As such, the Fund is not subject to U.S. federal income taxes to the extent that it distributes all of its taxable income for its fiscal year.

USE OF ESTIMATES: The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

2. MANAGEMENT FEES AND OTHER TRANSACTIONS WITH AFFILIATES

Delaware Lincoln Investment Advisors (DLIA) (the "Advisor") is responsible for overall management of the Fund's securities investments and provides certain administrative services to the Fund. DLIA is a series of Delaware Management Business Trust (DMBT), a multi-series business trust registered with the Securities and Exchange Commission as an investment advisor. DMBT is an indirect wholly-owned subsidiary of Lincoln National Corporation (LNC). For its services, the Advisor receives a management fee at an annual rate of 0.48% of the first $200 million of the average daily net assets of the Fund, 0.40% of the next $200 million, and 0.30% of the average daily net assets of the Fund in excess of $400 million.

Prior to January 1, 2001, Lincoln Investment Management Company (LIM), an indirect wholly-owned subsidiary of LNC, served as the advisor to the Fund under substantially identical terms. Effective January 1, 2001, LIM was reorganized and contributed to DMBT.

Delaware Service Company, Inc. ("Delaware"), an affiliate of the Advisor, provides accounting services and other administration support to the Fund. For these services, the Fund pays Delaware a monthly fee based on average net assets, subject to certain minimums.

If the aggregate annual expenses of the Fund, including the management fee, but excluding taxes, interest, brokerage commissions relating to the purchase or sale of portfolio securities and extraordinary non-recurring expenses, exceed 1.50% of the average daily net assets of the Fund, the Advisor will reimburse the Fund in the amount of such excess. No reimbursement was due for the year ended December 31, 2001.

During 2001, Fund Management performed a comprehensive review of expenses charged to the Fund since 1996. In November, 2001, the Advisor reimbursed
$32 thousand to the Fund. Subsequent to December 31, 2001, the Fund and the Advisor reached an agreement whereby the Advisor will reimburse an additional $123 thousand to the Fund, and at December 31, 2001, the Fund has accrued a receivable of $123 thousand. In addition, the Advisor has agreed to waive a portion of its fee in the amount of approximately $68 thousand annually, effective January 1, 2002.

Certain officers and directors of the Fund are also officers or directors of the Companies and receive no compensation from the Fund. The compensation of unaffiliated directors is borne by the Fund.

                              MONEY MARKET FUND 6

3. INVESTMENTS

The cost of investments for federal income tax purposes is the same as cost for book purposes.

4. DIVIDEND AND DISTRIBUTION INFORMATION.

Income and long-term capital gain distributions are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States. The tax character of dividends and distributions paid during the years ended December 31, 2001 and 2000 was as follows:

                                          2001          2000
                                          --------------------------
Ordinary income                           $ 11,939,160  $ 12,594,703

5. CREDIT AND MARKET RISKS

The Fund had investments in securities issued by banks, including foreign banks, foreign branches of domestic banks, and other financial institutions representing 62.5% of net assets at December 31, 2001. The ability of these entities to meet their obligations may be affected by economic conditions related to the industry.

6. SUMMARY OF CHANGES FROM CAPITAL SHARE TRANSACTIONS

                                                     SHARES ISSUED UPON
                                                     REINVESTMENT OF                                     NET INCREASE (DECREASE)
                           CAPITAL                   DIVIDENDS AND           CAPITAL SHARES              RESULTING FROM CAPITAL
                           SHARES SOLD               DISTRIBUTIONS           REDEEMED                    SHARE TRANSACTIONS
                           ------------------------------------------------------------------------------------------------------
                           SHARES      AMOUNT        SHARES     AMOUNT       SHARES       AMOUNT         SHARES      AMOUNT
                           ------------------------------------------------------------------------------------------------------
Year ended
  December 31, 2001:       67,115,765  $671,157,653  1,194,111  $11,941,114  (50,611,366) $(506,113,669) 17,698,510  $176,985,098

Year ended
  December 31, 2000:       41,631,270   416,312,696  1,259,270   12,592,702  (41,048,397)  (410,483,974)  1,842,143    18,421,424

7. DISTRIBUTIONS TO SHAREHOLDERS

The Fund declares and distributes dividends from net investment income daily. Distributions of short-term capital gains, if any, are included in dividends from net investment income. Distributions of long-term realized gains, if any, are declared and distributed annually.

8. LINE OF CREDIT

The Fund, along with certain other Lincoln Life Multi-Fund Variable Annuity funds (the "Participants"), participates in a $125,000,000 Credit Agreement to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. The Participants are charged an annual commitment fee, which is allocated among the Participants in accordance with the Agreement. The Fund may borrow up to 5% of its total assets. The Fund had no amount outstanding at December 31, 2001, or at any time during the year.

9. TAX INFORMATION (UNAUDITED)

The information set forth is for the Fund's fiscal year as required by federal laws. Please consult your tax advisor for proper treatment of this information.

For the fiscal year ended December 31, 2001, the Fund designates distributions paid during the year as follows:

                                     (A)            (B)
                                     LONG-TERM      ORDINARY       TOTAL
                                     CAPITAL GAINS  INCOME         DISTRIBUTIONS
                                     DISTRIBUTIONS  DISTRIBUTIONS  (TAX BASIS)
                                     -------------------------------------------
                                             --            100%           100%

Items (A) and (B) are based on a percentage of the Fund's total distributions.

                              MONEY MARKET FUND 7

LINCOLN NATIONAL MONEY MARKET FUND, INC.
REPORT OF INDEPENDENT AUDITORS

TO THE SHAREHOLDERS AND BOARD OF DIRECTORS
LINCOLN NATIONAL MONEY MARKET FUND, INC.

We have audited the accompanying statement of net assets and the statement of assets and liabilities of Lincoln National Money Market Fund, Inc. (the "Fund") as of December 31, 2001, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of December 31, 2001, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Lincoln National Money Market Fund, Inc. at December 31, 2001, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and its financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States.

/s/ Ernst & Young LLP

Philadelphia, Pennsylvania
February 18, 2002

                              MONEY MARKET FUND 8

OFFICER/DIRECTOR INFORMATION FOR ANNUAL REPORT DISCLOSURE

(1)                           (2)                  (3)                                       (5)            (6)
NAME, ADDRESS AND AGE         POSITION(S) HELD     TERM OF OFFICE      (4)                   NUMBER OF      OTHER DIRECTORSHIPS
                              WITH THE FUND        AND LENGTH OF       PRINCIPAL             PORTFOLIOS IN  HELD BY DIRECTOR
                                                   TIME SERVED(2)      OCCUPATION(S)         FUND COMPLEX
                                                                       DURING THE PAST       OVERSEEN BY
                                                                       5 YEARS               THE DIRECTOR
-----------------------------------------------------------------------------------------------------------------------------------
Kelly D. Clevenger(1)         Chairman, President  November 1, 1994    Vice President, The        11        Director, Board of
1300 S. Clinton Street        and Director         to present          Lincoln National                     Managers, Lincoln
Fort Wayne, IN 46802                                                   Life Insurance                       National Variable
Age 49                                                                 Company, Fort Wayne,                 Annuity Fund A; Lincoln
                                                                       Indiana                              Retirement Services
                                                                                                            Company, LLC

Steven M. Kluever(1)          Second Vice          May 6, 1997 to      Second Vice                11        None
1300 S. Clinton Street        President            present             President, The
Fort Wayne, IN 46802                                                   Lincoln National
Age 39                                                                 Life Insurance,
                                                                       Company

Eric C. Jones(1)              Second Vice          May 6, 1997 to      Second Vice                11        None
1300 S. Clinton Street        President and Chief  present             President, The
Fort Wayne, IN 46802          Financial Officer                        Lincoln National
Age 40                                                                 Life Insurance
                                                                       Company

Cynthia A. Rose(1)            Secretary            February 14, 1995   Secretary Assistant        11        None
1300 S. Clinton Street                             to present          Vice President, The
Fort Wayne, IN 46802                                                   Lincoln National
Age 47                                                                 Life Insurance
                                                                       Company

John B. Borsch                Director             December 14, 1981   Retired; formerly          11        Director, Board of
1776 Sherwood Road                                 to present          Associate Vice                       Managers, Lincoln
Des Plaines, IL 60016                                                  President,                           National Variable
Age 68                                                                 Investments,                         Annuity Fund A; Lincoln
                                                                       Northwestern                         Retirement Services
                                                                       University,                          Company, LLC
                                                                       Evanston, Illinois

Nancy L. Frisby               Director             April 15, 1992 to   Vice President and         11        Director, Board of
DeSoto Memorial Hospital                           present             Chief Financial                      Managers, Lincoln
900 N. Robert Avenue                                                   Officer, DeSoto                      National Variable
Arcadia, FL 34265                                                      Memorial Hospital,                   Annuity Fund A; Lincoln
Age 60                                                                 Arcadia, Florida                     Retirement Services
                                                                                                            Company, LLC

Barbara S. Kowalczyk          Director             November 2, 1993    Senior Vice                11        Lincoln National
Lincoln Financial Group                            to present          President and                        Management Corporation;
Centre Square, West Tower                                              Director, Corporate                  Lincoln Financial Group
1500 Market St., Ste. 3900                                             Planning and                         Foundation, Inc.;
Philadelphia, PA 19102-2112                                            Development, Lincoln                 Director, Board of
Age 50                                                                 National                             Managers, Lincoln
                                                                       Corporation,                         National Variable
                                                                       Philadelphia,                        Annuity Fund A
                                                                       Pennsylvania
                                                                       (Insurance Holding
                                                                       Company) Director,
                                                                       Lincoln Life &
                                                                       Annuity Company of
                                                                       New York, Director,
                                                                       Lincoln National
                                                                       (U.K.) PLC
                                                                       (Financial Services
                                                                       Company)

Kenneth G. Stella             Director             February 10, 1998   President, Indiana         11        First National Bank;
Indiana Hospital & Health                          to present          Hospital & Health                    Director, Board of
Association                                                            Association,                         Managers, Lincoln
1 American Square Ste. 1900                                            Indianapolis,                        National Variable
Indianapolis, IN 46282                                                 Indiana                              Annuity Fund A
Age 58

Frederick J. Crawford(1)      Vice President and   December 29, 2000   Vice President and         11        Director of Lincoln
Lincoln Financial Group       Treasurer            to present          Treasurer, Lincoln                   National Reinsurance
Centre Square, West Tower                                              National Corp.;                      Company (Barbados)
1500 Market St., Ste. 3900                                             President and Market                 Limited; The Financial
Philadelphia, PA 19102-2112                                            Manager Greater                      Alternative, Inc.;
Age 37                                                                 Cincinnati Region                    Financial Alternative
                                                                       Bank One, N.A.; and                  Resourced, Inc.;
                                                                       First Vice President                 Financial
                                                                       and Senior Banker,                   Choices, Inc.;
                                                                       Division of First                    Financial Investment
                                                                       Chicago NBD                          Services, Inc.;
                                                                                                            Financial Investments,
                                                                                                            Inc.; The Financial
                                                                                                            Resources
                                                                                                            Department, Inc.;
                                                                                                            Investment
                                                                                                            Alternatives, Inc.; The
                                                                                                            Investment
                                                                                                            Center, Inc.; The
                                                                                                            Investment
                                                                                                            Group, Inc.; Lincoln
                                                                                                            National Financial
                                                                                                            Institutions
                                                                                                            Group, Inc.; Personal
                                                                                                            Financial
                                                                                                            Resources, Inc.;
                                                                                                            Personal Investment
                                                                                                            Services, Inc.

------------------------

ADDITIONAL INFORMATION ON THE OFFICERS AND DIRECTORS CAN BE FOUND IN THE STATEMENT OF ADDITIONAL INFORMATION ("SAI") TO THE FUND'S PROSPECTUS. TO OBTAIN A FREE COPY OF THE SAI, WRITE: LINCOLN NATIONAL LIFE INSURANCE COMPANY, P.O. BOX 2340, FORT WAYNE, INDIANA 46901, OR CALL 1-800-4LINCOLN (454-6265). THE SAI IS ALSO AVAILABLE ON THE SEC'S WEB SITE ([http://www.sec.gov]).
(1) ALL OF THE EXECUTIVE OFFICERS ARE "INTERESTED PERSONS" OF THE FUND, AS THAT TERM IS DEFINED BY SECTION 2(a)(19) OF THE 1940 ACT, BY REASON OF THEIR BEING OFFICERS OF THE FUND.
(2) THE OFFICERS AND DIRECTORS ARE RE-ELECTED ANNUALLY. THE OFFICERS AND DIRECTORS HOLD THEIR POSITION WITH THE FUND UNTIL RETIREMENT OR RESIGNATION. THE BYLAWS OF THE FUNDS DO NOT SPECIFY A TERM OF OFFICE.

                              MONEY MARKET FUND 9

                                                           Presorted Standard
                                                               US Postage
                                                                  Paid
                                                               Permit 552
                                                              Hackensack NJ







Lincoln National Life Insurance Co.          Securities offered through, and
(Lincoln Life)                               annuities issued by, The Lincoln
Fort Wayne, IN 46802                         National Life Insurance Company,
800-4LINCOLN (800-454-6265)                  Ft. Wayne, IN. Securities also
www.LincolnLife.com                          distributed by other broker-dealers
                                             with effective selling agreements.
(c) 2002 The Lincoln National Life
Insurance Co.                                Lincoln Financial Group is the
Form 19875A-LN MM 2/02                       marketing name for Lincoln National
                                             Corporation and its affiliates.

                                                      February 02 [Recycle Logo]